Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits and Other Expenses (Tables) [Abstract]
Changes in Projected Benefit Obligation of Pension Benefits and Accumulated Postretirement Benefit Obligation of Other Benefits and Fair Value of Plan Assets

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,717	719	1,293	10,634	691	1,304
Service cost	-	-	11	3	-	11
Interest cost	465	29	47	514	32	60
Plan participants’ contributions	-	-	77	-	-	80
Actuarial loss (gain)	(1,106)	(17)	(306)	1,242	62	(23)
Benefits paid	(875)	(62)	(147)	(725)	(66)	(147)
Medicare Part D subsidy	-	-	8	-	-	11
Curtailment	-	-	-	-	-	(3)
Amendments	-	-	-	1	-	-
Liability transfer	-	-	-	47	-	-
Foreign exchange impact	(3)	-	(1)	1	-	-
Benefit obligation at end of year	10,198	669	982	11,717	719	1,293
Change in plan assets:
Fair value of plan assets at beginning of year	9,539	-	636	9,061	-	640
Actual return on plan assets	743	-	71	1,149	-	55
Employer contribution	4	62	-	9	66	(3)
Plan participants’ contributions	-	-	77	-	-	80
Benefits paid	(875)	(62)	(147)	(725)	(66)	(147)
Medicare Part D subsidy	-	-	8	-	-	11
Asset transfer	-	-	-	44	-	-
Foreign exchange impact	(2)	-	-	1	-	-
Fair value of plan assets at end of year	9,409	-	645	9,539	-	636
Funded status at end of year	$(789)	(669)	(337)	(2,178)	(719)	(657)
Amounts recognized on the balance sheet at end of year:
Liabilities	$(789)	(669)	(337)	(2,178)	(719)	(657)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets

	December 31,
(in millions)	2013	2012
Projected benefit obligation	$10,822	12,391
Accumulated benefit obligation	10,820	12,389
Fair value of plan assets	9,364	9,490

Components of Net Periodic Benefit Cost

	December 31,
	2013			2012			2011
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$-	-	11	3	-	11	6	1	13
Interest cost	465	29	47	514	32	60	520	34	71
Expected return on plan assets	(674)	-	(36)	(652)	-	(36)	(759)	-	(41)
Amortization of net actuarial loss (gain)	137	15	(1)	131	10	-	86	6	-
Amortization of prior service credit	-	-	(2)	-	-	(2)	-	-	(3)
Settlement loss (1)	124	3	-	2	5	-	4	3	-
Curtailment gain	-	-	-	-	-	(3)	-	-	-
Net periodic benefit cost	52	47	19	(2)	47	30	(143)	44	40
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	(1,175)	(17)	(341)	758	62	(42)	1,120	33	(74)
Amortization of net actuarial gain (loss)	(137)	(15)	1	(131)	(10)	-	(86)	(6)	-
Prior service cost	-	-	-	(2)	-	-	-	-	-
Amortization of prior service credit	-	-	2	-	-	2	-	-	3
Settlement (1)	(124)	(3)	-	(1)	(5)	-	(4)	(3)	-
Curtailment	-	-	-	-	-	-	(3)	-	-
Translation adjustments	-	-	-	-	-	-	(1)	-	-
Total recognized in other
comprehensive income	(1,436)	(35)	(338)	624	47	(40)	1,026	24	(71)
Total recognized in net periodic
benefit cost and other
comprehensive income	$(1,384)	12	(319)	622	94	(10)	883	68	(31)

(1)				Qualified settlements include $123 million for the Cash Balance Plan.

Amounts Recognized in Accumulated Other Comprehensive Income

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss (gain)	$1,887	148	(321)	3,323	184	19
Net prior service credit	(2)	-	(22)	(2)	-	(25)
Net transition obligation	-	-	-	-	-	1
Total	$1,885	148	(343)	3,321	184	(5)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost

	December 31,
	2013			2012
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
	Qualified	qualified	benefits	Qualified	qualified	benefits
Discount rate	4.75%	4.25	4.50	4.00	4.00	3.75

	December 31,
	2013			2012			2011
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Discount rate (1)	4.38%	4.08	3.75	5.00	4.92	4.75	5.25	5.25	5.25
Expected return on plan assets	7.50	n/a	6.00	7.50	n/a	6.00	8.25	n/a	6.00

  The discount rate for the 2013 qualified pension benefits and for the 2013 and 2012 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2014	$768	70	87	13
2015	743	65	89	11
2016	721	64	90	11
2017	719	58	90	11
2018	717	72	90	12
2019-2023	3,321	238	425	57

Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2013
Cash and cash equivalents	$65	357	-	422	147	22	-	169
Long duration fixed income (1)	546	3,287	1	3,834	-	-	-	-
Intermediate (core) fixed income (2)	86	339	-	425	64	115	-	179
High-yield fixed income	5	326	-	331	-	-	-	-
International fixed income	201	112	-	313	-	-	-	-
Domestic large-cap stocks (3)	824	415	-	1,239	-	107	-	107
Domestic mid-cap stocks	260	145	-	405	-	46	-	46
Domestic small-cap stocks (4)	286	15	-	301	-	38	-	38
International stocks (5)	540	354	1	895	28	54	-	82
Emerging market stocks	-	405	-	405	-	-	-	-
Real estate/timber (6)	89	1	294	384	-	-	-	-
Hedge funds (7)	-	149	152	301	-	-	-	-
Private equity	-	-	158	158	-	-	-	-
Other	-	27	52	79	2	-	22	24
Total plan investments	$2,902	5,932	658	9,492	241	382	22	645
Payable upon return of securities loaned				(94)				-
Net receivables				11				-
Total plan assets				$9,409				645
December 31, 2012
Cash and cash equivalents	$-	312	-	312	164	23	-	187
Long duration fixed income (1)	545	3,124	1	3,670	-	-	-	-
Intermediate (core) fixed income (2)	71	355	-	426	65	116	-	181
High-yield fixed income	5	367	-	372	-	-	-	-
International fixed income	251	112	-	363	-	-	-	-
Domestic large-cap stocks (3)	854	499	-	1,353	-	102	-	102
Domestic mid-cap stocks	283	158	-	441	-	41	-	41
Domestic small-cap stocks (4)	309	15	-	324	-	30	-	30
International stocks (5)	578	341	1	920	28	47	-	75
Emerging market stocks	-	538	-	538	-	-	-	-
Real estate/timber (6)	100	1	328	429	-	-	-	-
Hedge funds (7)	-	187	71	258	-	-	-	-
Private equity	-	-	145	145	-	-	-	-
Other	-	31	48	79	1	-	22	23
Total plan investments	$2,996	6,040	594	9,630	258	359	22	639
Payable upon return of securities loaned				(112)				(3)
Net receivables (payables)				21				-
Total plan assets				$9,539				636

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)       This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across seven unique investment strategies. For December 31, 2013 and 2012, respectively, approximately 15% and 24% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three pension plan and other benefit plan assets measured at fair value

				Purchases,
	Balance			sales	Transfers	Balance
	beginning	Gains (losses)		and	Into/(Out of)	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2013
Pension plan assets:
Long duration fixed income	$1	-	-	-	-	1
International stocks	1	-	-	-	-	1
Real estate/timber	328	27	52	(113)	-	294
Hedge funds	71	5	6	56	14	152
Private equity	145	19	6	(12)	-	158
Other	48	1	5	(2)	-	52
	$594	52	69	(71)	14	658
Other benefits plan assets:
Other	$22	-	-	-	-	22
	$22	-	-	-	-	22
Year ended December 31, 2012
Pension plan assets:
Long duration fixed income	$1	-	-	-	-	1
Intermediate (core) fixed income	6	-	-	-	(6)	-
High-yield fixed income	1	-	-	-	(1)	-
Domestic large-cap stocks	2	-	-	-	(2)	-
International stocks	1	-	-	1	(1)	1
Real estate/timber	355	22	2	(51)	-	328
Hedge funds	251	1	2	8	(191)	71
Private equity	129	8	10	(2)	-	145
Other	46	1	3	(2)	-	48
	$792	32	17	(46)	(201)	594
Other benefits plan assets:
Real estate/timber	$12	-	-	(12)	-	-
Hedge funds	8	-	-	(8)	-	-
Private equity	4	-	-	(4)	-	-
Other	23	-	-	(1)	-	22
	$47	-	-	(25)	-	22

(1)       All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements

	Year ended December 31,
(in millions)	2013	2012	2011
Outside professional services	$2,519	2,729	2,692
Outside data processing	983	910	935
Contract services	935	1,011	1,407
Travel and entertainment	885	839	821
Operating losses	821	2,235	1,261
Postage, stationery and supplies	756	799	942
Foreclosed assets	605	1,061	1,354